Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair Value, December 31	$ 20,244		$ 20,136
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,691	[1]	1,522	[1]
Actual Return on Plan Assets	295		166	[1]
Company Contributions	104		99	[1]
Plan Participant Contributions	3		2	[1]
Benefits Paid	(63)		(63)	[1]
Plan Transfer	10		0	[1]
Foreign currency exchange rate changes	(18)		(35)	[1]
Fair Value, December 31	2,022		1,691	[1]	1,522	[1]
Projected Benefit Obligation, January 1	1,916	[1]	1,813	[1]
Service Cost	43		32	[1]	30
Interest Cost	99		95	[1]	76
Plan Amendments	2		2	[1]
Actuarial Loss (Gain)	(19)		78	[1]
Plan Transfer	15		0	[1]
Projected Benefit Obligation, December 31	1,984		1,916	[1]	1,813	[1]
Amount Recognized, December 31	38		(225)	[1]
Accumulated Benefit Obligation	1,883		1,781	[1]
Overfunded (Unfunded) Status Of ABO	139		(90)	[1]
Provision For Future Salaries	101		135	[1]
Weighted-Average Assumptions, Discount Rate	4.87%		5.32%	[1]
Weighted-Average Assumptions, Rate of Compensation increase	4.42%		4.85%	[1]
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(12)		(43)	[1]
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	15,648	[1]	14,527	[1]
Actual Return on Plan Assets	182		1,835	[1]
Company Contributions	0		0	[1]
Plan Participant Contributions	0		0	[1]
Benefits Paid	(760)		(714)	[1]
Plan Transfer	0		0	[1]
Fair Value, December 31	15,070		15,648	[1]	14,527	[1]
Projected Benefit Obligation, January 1	13,938	[1]	13,048	[1]
Service Cost	423		397	[1]	387
Interest Cost	746		748	[1]	740
Plan Amendments	(11)		0	[1]
Actuarial Loss (Gain)	555		459	[1]
Plan Transfer	0		0	[1]
Projected Benefit Obligation, December 31	14,891		13,938	[1]	13,048	[1]
Amount Recognized, December 31	179		1,710	[1]
Accumulated Benefit Obligation	13,968		13,192	[1]
Overfunded (Unfunded) Status Of ABO	1,102		2,456	[1]
Provision For Future Salaries	923		746	[1]
Weighted-Average Assumptions, Discount Rate	4.95%		5.45%	[1]
Weighted-Average Assumptions, Rate of Compensation increase	4.00%		4.00%	[1]
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	2,689	[1]	2,535	[1]
Actual Return on Plan Assets	493		272	[1]
Company Contributions	99		196	[1]
Plan Participant Contributions	0		0	[1]
Benefits Paid	(220)		(314)	[1]
Plan Transfer	0		0	[1]
Fair Value, December 31	3,061		2,689	[1]	2,535	[1]
Projected Benefit Obligation, January 1	3,078	[1]	2,918	[1]
Service Cost	3		3	[1]	4
Interest Cost	152		163	[1]	167
Plan Amendments	0		0	[1]
Actuarial Loss (Gain)	124		308	[1]
Plan Transfer	0		0	[1]
Projected Benefit Obligation, December 31	3,137		3,078	[1]	2,918	[1]
Amount Recognized, December 31	(76)		(389)	[1]
Accumulated Benefit Obligation	3,135		3,077	[1]
Overfunded (Unfunded) Status Of ABO	(74)		(388)	[1]
Provision For Future Salaries	2		1	[1]
Weighted-Average Assumptions, Discount Rate	4.65%		5.20%	[1]
Weighted-Average Assumptions, Rate of Compensation increase	4.00%		4.00%	[1]
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	0		0	[1]
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	108	[1]	113	[1]
Actual Return on Plan Assets	2		13	[1]
Company Contributions	84		100	[1]
Plan Participant Contributions	133		139	[1]
Benefits Paid	(255)		(275)	[1]
Plan Transfer	0		0	[1]
Federal Subsidy On Benefits Paid	19		18	[1]
Foreign currency exchange rate changes	0		0	[1]
Fair Value, December 31	91		108	[1]	113	[1]
Projected Benefit Obligation, January 1	1,704	[1]	1,620	[1]
Service Cost	15		14	[1]	16
Interest Cost	80		92	[1]	93
Plan Amendments	(21)		64	[1]
Actuarial Loss (Gain)	(56)		32	[1]
Plan Transfer	0		0	[1]
Projected Benefit Obligation, December 31	1,619		1,704	[1]	1,620	[1]
Amount Recognized, December 31	(1,528)		(1,596)	[1]
Weighted-Average Assumptions, Discount Rate	4.65%		5.10%	[1]
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	$ 0		$ 0	[1]

[1]	The measurement date for the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.